Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives	12 Months Ended
Dec. 31, 2020
Equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	5 years
Furniture and fixtures [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	5 years
Computer and related equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	3 years
Software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	3 years
Vehicles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	4 years
Leasehold improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Leasehold improvements remaining life	Lesser of useful life of the asset or remaining life of the lease